united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company, 1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/22

Item 1. Reports to Stockholders.

Pinnacle Sherman Multi-Strategy Core Fund

Class A Shares (APSHX)

Class C Shares (CPSHX)

Class I Shares (IPSHX)

Pinnacle Sherman Breakaway Strategy Fund

(fka Pinnacle TrendRating Innovative Equity Fund)

Class A Shares (APTRX)

Class C Shares (CPTRX)

Class I Shares (IPTRX)

Semi-Annual Report

March 31, 2022

1-888-985-9830

www.pinnacledynamicfunds.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, compared to its benchmark:

					Annualized
			Annualized	Annualized	Inception*** -
	Six Months	One Year	Three Years	Five Years	March 31, 2022
Pinnacle Sherman Multi-Strategy Core Fund - Class A	(4.82)%	(8.87)%	8.16%	5.14%	5.59%
Pinnacle Sherman Multi-Strategy Core Fund - Class A with load	(10.28)%	(14.12)%	6.05%	3.90%	4.63%
Pinnacle Sherman Multi-Strategy Core Fund - Class C	(5.12)%	(9.52)%	7.37%	4.36%	4.81%
Pinnacle Sherman Multi-Strategy Core Fund - Class I	(4.62)%	(8.65)%	8.43%	5.42%	5.87%
Dow Jones Moderately Aggressive Portfolio Index **	(1.10)%	3.59%	10.95%	9.69%	10.32%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 1.82% for Class A shares, 2.57% for Class C shares and 1.57% for Class I shares per the February 1, 2022 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	Dow Jones Moderately Aggressive Portfolio Index® – A global benchmark that takes 80% of the risk of the global securities market. It is a total return index that is a time-varying weighted average of stocks, bonds, and cash. The Index is the efficient allocation of stocks, bonds, and cash in a portfolio with 80% of the risk of the Dow Jones Moderately Aggressive Portfolio Index. The Index is calculated on a total return basis with dividends reinvested. The Index is unmanaged, its returns do not reflect any fees, expenses, or sales charges, and is not available for direct investment.

***	Inception date is October 1, 2015.

The Fund’s holdings by asset class as of March 31, 2022 are as follows:

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	63.5%
Short Term Investments	24.3%
Common Stocks	12.6%
Liabilities in Excess of Other Assets	(0.4)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PINNACLE SHERMAN BREAKAWAY STRATEGY FUND

PORTFOLIO REVIEW (Unaudited)

March 31, 2022

The Fund’s performance figures* for the periods ended March 31, 2022, compared to its benchmark:

				Annualized
			Anualized	Inception*** -
	Six Months	One Year	Three Years	March 31, 2022
Pinnacle Sherman Breakaway Strategy Fund - Class A	(17.15)%	(14.29)%	3.92%	5.00%
Pinnacle Sherman Breakaway Strategy Fund - Class A with load	(21.91)%	(19.21)%	1.88%	3.15%
Pinnacle Sherman Breakaway Strategy Fund - Class C	(17.12)%	(14.27)%	3.98%	5.06%
Pinnacle Sherman Breakaway Strategy Fund - Class I	(17.07)%	(14.09)%	4.11%	5.18%
S&P 500 Index **	5.92%	15.65%	18.92%	17.73%

*	Performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gain distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The Fund’s total annual operating expenses, before any fee waivers, are 3.33% for Class A shares, 4.08% for Class C shares and 3.08% for Class I shares per the February 1, 2022 prospectus. Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%. For performance information current to the most recent month-end, please call toll-free 1-888-985-9830.

**	The S&P 500 Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

***	Inception date is December 3, 2018.

The Fund’s holdings by asset class as of March 31, 2022 are as follows:

Asset Class	% of Net Assets
Common Stocks	60.6%
Exchange Traded Funds - Equity Funds	57.5%
Short-Term Investments	2.1%
Liabilities in Excess of Other Assets	(20.2)%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 12.6%
	ASSET MANAGEMENT - 0.5%
2,640	Charles Schwab Corporation	$222,578

	BIOTECH & PHARMA - 0.5%
1,480	AbbVie, Inc.	239,923

	ELECTRIC UTILITIES - 0.5%
5,410	Exelon Corporation	257,678

	HEALTH CARE FACILITIES & SERVICES - 0.5%
2,190	CVS Health Corporation	221,650

	METALS & MINING - 0.9%
4,800	Alcoa Corporation	432,144

	OIL & GAS PRODUCERS - 6.8%
1,440	Chevron Corporation	234,475
4,250	ConocoPhillips	425,000
7,140	Devon Energy Corporation	422,188
3,150	Diamondback Energy, Inc.	431,802
3,580	EOG Resources, Inc.	426,843
2,880	Exxon Mobil Corporation	237,859
17,610	Marathon Oil Corporation	442,188
2,950	Marathon Petroleum Corporation	252,225
3,870	Occidental Petroleum Corporation	219,584
940	Pioneer Natural Resources Company	235,028
		3,327,192
	OIL & GAS SERVICES & EQUIPMENT - 1.0%
6,260	Halliburton Company	237,066
5,700	Schlumberger N.V.	235,467
		472,533
	SEMICONDUCTORS - 1.4%
7,000	ON Semiconductor Corporation(a)	438,270
1,500	QUALCOMM, Inc.	229,230
		667,500

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN MULTI-STRATEGY CORE FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 12.6% (Continued)
	SOFTWARE - 0.5%
2,510	Cerner Corporation	$234,836

	TOTAL COMMON STOCKS (Cost $6,096,274)	6,076,034

	EXCHANGE-TRADED FUNDS — 63.5%
	EQUITY - 63.5%
6,840	iShares Core S&P 500 ETF	3,103,240
11,335	iShares Core S&P Mid-Cap ETF	3,041,634
32,695	iShares S&P 500 Value ETF	5,091,265
46,260	iShares S&P Mid-Cap 400 Value ETF	5,071,946
49,165	iShares S&P Small-Cap 600 Value ETF	5,034,004
21,345	iShares U.S. Basic Materials ETF	3,192,358
28,940	iShares U.S. Real Estate ETF	3,131,887
8,820	SPDR Dow Jones Industrial Average ETF Trust	3,059,041
	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,898,932)	30,725,375

	SHORT-TERM INVESTMENTS — 24.3%
	MONEY MARKET FUNDS - 24.3%
11,759,786	First American Government Obligations Fund, Class X, 0.18% (Cost $11,759,786)(b)	11,759,786

	TOTAL INVESTMENTS - 100.4% (Cost $47,754,992)	$48,561,195
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(170,305)
	NET ASSETS - 100.0%	$48,390,890

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN BREAKAWAY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.6%
	ASSET MANAGEMENT - 2.2%
1,380	Charles Schwab Corporation	$116,348

	BIOTECH & PHARMA - 2.4%
770	AbbVie, Inc.	124,824

	ELECTRIC UTILITIES - 2.6%
2,830	Exelon Corporation	134,793

	HEALTH CARE FACILITIES & SERVICES - 2.2%
1,150	CVS Health Corporation	116,391

	METALS & MINING - 4.3%
2,510	Alcoa Corporation	225,975

	OIL & GAS PRODUCERS - 33.2%
750	Chevron Corporation	122,123
2,220	ConocoPhillips	222,000
3,730	Devon Energy Corporation	220,555
1,650	Diamondback Energy, Inc.	226,182
1,870	EOG Resources, Inc.	222,960
1,500	Exxon Mobil Corporation	123,885
9,200	Marathon Oil Corporation	231,011
1,540	Marathon Petroleum Corporation	131,670
2,020	Occidental Petroleum Corporation	114,615
490	Pioneer Natural Resources Company	122,515
		1,737,516
	OIL & GAS SERVICES & EQUIPMENT - 4.7%
3,270	Halliburton Company	123,835
2,980	Schlumberger N.V.	123,104
		246,939
	SEMICONDUCTORS - 6.7%
3,660	ON Semiconductor Corporation(a)	229,152

See Accompanying Notes to Financial Statements.

PINNACLE SHERMAN BREAKAWAY STRATEGY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
March 31, 2022

Shares		Fair Value
	COMMON STOCKS — 60.6% (Continued)
	SEMICONDUCTORS - 6.7% (Continued)
780	QUALCOMM, Inc.	$119,200
		348,352
	SOFTWARE - 2.3%
1,310	Cerner Corporation	122,564

	TOTAL COMMON STOCKS (Cost $3,184,299)	3,173,702

	EXCHANGE-TRADED FUNDS — 57.5%
	EQUITY - 57.5%
6,445	iShares S&P 500 Value ETF	1,003,615
9,160	iShares S&P Mid-Cap 400 Value ETF	1,004,303
9,785	iShares S&P Small-Cap 600 Value ETF	1,001,886
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,032,341)	3,009,804

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
110,699	First American Government Obligations Fund, Class X, 0.18% (Cost $110,699)(b)	110,699

	TOTAL INVESTMENTS - 120.2% (Cost $6,327,339)	$6,294,205
	LIABILITIES IN EXCESS OF OTHER ASSETS - (20.2)%	(1,058,055)
	NET ASSETS - 100.0%	$5,236,150

ETF	- Exchange-Traded Fund

NV	- Naamioze Vennootschap

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

See Accompanying Notes to Financial Statements.

Pinnacle Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2022

	Pinnacle Sherman	Pinnacle Sherman
	Multi-Strategy Core Fund	Breakaway Strategy Fund
ASSETS
Investment Securities:
At cost	$47,754,992	$6,327,339
At value	48,561,195	6,294,205
Due from Adviser	—	24,861
Dividends and interest receivable	8,905	1,302
Receivable for Fund shares sold	9,976	—
Prepaid expenses and other assets	27,423	7,623
TOTAL ASSETS	48,607,499	6,327,991

LIABILITIES
Payable for Fund shares repurchased	172,087	1,088,892
Investment advisory fees payable	29,007	—
Distribution (12b-1) fees payable	11,749	3
Payable to related parties	2,910	2,832
Trustee fees payable	47	114
Accrued expenses and other liabilities	809	—
TOTAL LIABILITIES	216,609	1,091,841
NET ASSETS	$48,390,890	$5,236,150

Net Assets Consist Of:
Paid in capital	$52,536,420	$6,195,261
Accumulated losses	(4,145,530)	(959,111)
NET ASSETS	$48,390,890	$5,236,150

Net Asset Value Per Share:
Class A Shares:
Net Assets	$9,694,642	$1,375
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	879,445	145
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share (a)	$11.02	$9.47	(b)
Maximum offering price per share (maximum sales charge of 5.75%)	$11.70	$10.05

Class C Shares:
Net Assets	$11,896,805	$12
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,135,343	1
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$10.48	$9.49	(b)

Class I Shares:
Net Assets	$26,799,443	$5,234,763
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,401,544	549,342
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$11.16	$9.53

(a)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 1.00%.

(b)	NAV does not recalculate due to rounding of shares of beneficial interest outstanding.

See Accompanying Notes to Financial Statements.

Pinnacle Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2022

	Pinnacle Sherman	Pinnacle Sherman
	Multi-Strategy Core Fund	Breakaway Strategy Fund
INVESTMENT INCOME
Dividends	$335,015	$19,202
Interest	2,665	233
TOTAL INVESTMENT INCOME	337,680	19,435

EXPENSES
Investment advisory fees	314,352	25,146
Distribution (12b-1) fees:
Class A	14,071	2
Class C	67,855	—
Administrative services fees	30,598	26,492
Registration fees	24,939	2,286
Transfer agent fees	19,103	13,082
Accounting services fees	13,044	10,580
Third party administrative servicing fees	10,525	13
Compliance officer fees	9,540	4,122
Audit fees	8,478	8,476
Trustees fees and expenses	6,996	6,769
Custodian fees	6,476	2,493
Printing and postage expenses	4,474	3,744
Legal fees	4,079	5,653
Insurance expense	633	116
Other expenses	1,858	3,414
TOTAL EXPENSES	537,021	112,388

Less: Fees waived / expenses reimbursed by the adviser	(65,948)	(79,079)
NET EXPENSES	471,073	33,309
NET INVESTMENT LOSS	(133,393)	(13,874)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss from security transactions and foreign currency transactions	(2,709,919)	(912,073)
Net change in unrealized appreciation (depreciation) on investments	68,825	(429,077)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(2,641,094)	(1,341,150)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,774,487)	$(1,355,024)

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment loss	$(133,393)	$(320,813)
Net realized gain (loss) from security transactions	(2,709,919)	11,691,895
Net change in unrealized appreciation (depreciation) on investments	68,825	(4,861,011)
Net increase (decrease) in net assets resulting from operations	(2,774,487)	6,510,071

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(1,679,896)	—
Class C	(2,120,523)	—
Class I	(5,619,671)	—
Net decrease in net assets resulting from distributions to shareholders	(9,420,090)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	461,698	3,821,283
Class C	197,606	1,694,448
Class I	2,662,471	15,421,411
Net asset value of shares issued in reinvestment of distributions:
Class A	1,627,898	—
Class C	1,906,357	—
Class I	5,278,791	—
Payments for shares redeemed:
Class A	(2,097,288)	(1,624,832)
Class C	(1,212,448)	(1,046,691)
Class I	(14,683,608)	(14,285,243)
Redemption fee proceeds:
Class A	—	201
Class C	—	1
Class I	770	3,414
Net increase (decrease) in net assets resulting from shares of beneficial interest	(5,857,753)	3,983,992

TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,052,330)	10,494,063

NET ASSETS
Beginning of Period/Year	66,443,220	55,949,157
End of Period/Year	$48,390,890	$66,443,220

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
SHARE ACTIVITY
Class A:
Shares Sold	36,658	277,996
Shares Reinvested	132,027	—
Shares Redeemed	(169,647)	(117,060)
Net increase (decrease) in shares of beneficial interest outstanding	(962)	160,936

Class C:
Shares Sold	16,868	128,482
Shares Reinvested	162,243	—
Shares Redeemed	(108,231)	(79,233)
Net increase in shares of beneficial interest outstanding	70,880	49,249

Class I:
Shares Sold	196,214	1,104,167
Shares Reinvested	422,980	—
Shares Redeemed	(1,217,427)	(1,106,913)
Net decrease in shares of beneficial interest outstanding	(598,233)	(2,746)

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Breakaway Strategy Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31,	Year Ended
	2022	September 30,
	(Unaudited)	2021
FROM OPERATIONS
Net investment income (loss)	$(13,874)	$3,969
Net realized gain (loss) from security transactions and foreign currency transactions	(912,073)	923,744
Net change in unrealized depreciation on investments	(429,077)	(309,474)
Net increase (decrease) in net assets resulting from operations	(1,355,024)	618,239

DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
Class A	(346)	(7)
Class C	0 (a)	0 (a)
Class I	(811,871)	(119,777)
Net decrease in net assets resulting from distributions to shareholders	(812,217)	(119,784)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	180	1,500
Class I	4,159,423	100,180
Net asset value of shares issued in reinvestment of distributions:
Class A	346	7
Class C	0 (a)	0 (a)
Class I	811,871	118,805
Payments for shares redeemed:
Class A	(331)	—
Class I	(4,277,381)	(63,936)
Net increase in net assets resulting from shares of beneficial interest	694,108	156,556

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,473,133)	655,011

NET ASSETS
Beginning of Period/Year	6,709,283	6,054,272
End of Period/Year	$5,236,150	$6,709,283

SHARE ACTIVITY
Class A:
Shares Sold	12	107
Shares Reinvested	31	1
Shares Redeemed	(35)	—
Net increase in shares of beneficial interest outstanding	8	108

Class C:
Shares Reinvested	0 (a)	0 (a)
Net increase in shares of beneficial interest outstanding	0 (a)	0 (a)

Class I:
Shares Sold	366,247	7,143
Shares Reinvested	71,405	8,994
Shares Redeemed	(373,107)	(4,475)
Net increase in shares of beneficial interest outstanding	64,545	11,662

(a)	Less than $1.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class A	(Unaudited)		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period/year	$13.48		$11.84		$10.36	$11.71	$11.61	$10.53
Activity from investment operations:
Net investment income (loss) (1)	(0.03)		(0.07)		(0.05)	0.04	(0.01)	(0.01)
Net realized and unrealized gain / (loss) on investments	(0.41)		1.71		1.58	(1.04)	0.80	1.15
Total from investment operations	(0.44)		1.64		1.53	(1.00)	0.79	1.14
Less distributions from:
Net investment income	—		—		(0.05)	—	—	(0.02)
Net realized gains	(2.02)		—		—	(0.35)	(0.69)	(0.04)
Total distributions	(2.02)		—		(0.05)	(0.35)	(0.69)	(0.06)
Paid-in-Capital From Redemption Fees (1) (6)	—		0.00		0.00	0.00	0.00	0.00
Net Asset Value, at end of period/year	$11.02		$13.48		$11.84	$10.36	$11.71	$11.61
Total return (2)	(4.82	)% (9)	13.85	% (7)	14.81%	(8.31)%	6.96%	10.91%
Net assets, at end of period/year (000s)	$9,695		$11,864		$8,519	$7,047	$17,779	$25,056
Ratio of gross expenses to average net assets (3)(4)	1.70	% (8)	1.67%		1.85%	1.78%	1.61%	1.63%
Ratio of net expenses to average net assets (4)	1.49	% (8)	1.49%		1.49%	1.49%	1.49%	1.49%
Ratio of net investment income (loss) to average net assets (4)(5)	(0.40	%) (8)	(0.48%)		(0.42)%	0.37%	(0.05)%	(0.09)%
Portfolio Turnover Rate	497	% (9)	551%		560%	607%	402%	337%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees / reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

(8)	Annualized.

(9)	Not annualized.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class C	(Unaudited)		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period/year	$12.95		$11.46		$10.06	$11.46	$11.46	$10.46
Activity from investment operations:
Net investment loss (1)	(0.07)		(0.16)		(0.11)	(0.03)	(0.09)	(0.06)
Net realized and unrealized gain / (loss) on investments	(0.38)		1.65		1.51	(1.02)	0.78	1.10
Total from investment operations	(0.45)		1.49		1.40	(1.05)	0.69	1.04

Less distributions from:
Net realized gains	(2.02)		—		—	(0.35)	(0.69)	(0.04)
Total distributions	(2.02)		—		—	(0.35)	(0.69)	(0.04)
Paid-in-Capital From Redemption Fees (1) (6)	—		0.00		0.00	0.00	0.00	0.00
Net Asset Value, at end of period/year	$10.48		$12.95		$11.46	$10.06	$11.46	$11.46
Total return (2)	(5.12	)% (9)	13.00	% (7)	13.92%	(8.95)%	6.15%	9.97%
Net assets, at end of period/year (000s)	$11,897		$13,781		$11,637	$12,104	$26,079	$24,709
Ratio of gross expenses to average net assets (3)(4)	2.45	% (8)	2.42%		2.60%	2.53%	2.36%	2.38%
Ratio of net expenses to average net assets (4)	2.24	% (8)	2.24%		2.24%	2.24%	2.24%	2.24%
Ratio of net investment loss to average net assets (4)(5)	(1.15	%) (8)	(1.24)%		(1.05)%	(0.31)%	(0.80)%	(0.56)%
Portfolio Turnover Rate	497	% (9)	551%		560%	607%	402%	337%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and / or reimbursed a portion of its expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

(8)	Annualized.

(9)	Not Annualized

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Multi-Strategy Core Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period/Year Presented

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
Class I	(Unaudited)		September 30, 2021		September 30, 2020	September 30, 2019	September 30, 2018	September 30, 2017
Net asset value, beginning of period/year	$13.60		$11.92		$10.45	$11.77	$11.66	$10.57
Activity from investment operations:
Net investment income/(loss) (1)	(0.01)		(0.03)		(0.02)	0.07	0.02	0.05
Net realized and unrealized gain / (loss) on investments	(0.41)		1.71		1.59	(1.04)	0.79	1.12
Total from investment operations	(0.42)		1.68		1.57	(0.97)	0.81	1.17
Less distributions from:
Net investment income	—		—		(0.10)	—	(0.01)	(0.04)
Net realized gains	(2.02)		—		—	(0.35)	(0.69)	(0.04)
Total distributions	(2.02)		—		(0.10)	(0.35)	(0.70)	(0.08)
Paid-in-Capital From Redemption Fees (1)(6)	0.00		0.00		0.00	0.00	0.00	0.00
Net Asset Value, at end of period/year	$11.16		$13.60		$11.92	$10.45	$11.77	$11.66
Total return (2)	(4.62	)% (9)	14.09	% (7)	15.10%	(8.01)%	7.16%	11.09%
Net assets, at end of period/year (000s)	$26,799		$40,798		$35,793	$14,431	$50,191	$67,546
Ratio of gross expenses to average net assets (3)(4)	1.45	% (8)	1.42%		1.60%	1.53%	1.36%	1.38%
Ratio of net expenses to average net assets (4)	1.24	% (8)	1.24%		1.24%	1.24%	1.24%	1.24%
Ratio of net investment income/(loss) to average net assets (4)(5)	(0.17	%) (8)	(0.24)%		(0.17)%	0.67%	0.20%	0.47%
Portfolio Turnover Rate	497	% (9)	551%		560%	607%	402%	337%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived a portion of its fees and / or reimbursed expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions

(8)	Annualized.

(9)	Not annualized.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Breakaway Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2022		Year Ended	Year Ended	Period Ended
Class A	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019 (1)
Net asset value, beginning of period	$13.78		$12.77	$11.08	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.03)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.95)		1.29	1.83	1.14
Total from investment operations	(1.99)		1.26	1.82	1.08
Less distributions from:
Net realized gains	(2.32)		(0.25)	(0.13)	—
Total distributions	(2.32)		(0.25)	(0.13)	—
Net Asset Value, at end of period	$9.47		$13.78	$12.77	$11.08
Total return (3)	(17.15	)% (6)	9.96%	16.52%	10.80	% (6)
Net assets, at end of period	$1,375		$1,882	$371	$5,256
Ratio of gross expenses to average net assets (4)(7)	3.60	% (5)	3.33%	4.14%	13.38	% (5)
Ratio of net expenses to average net assets (7)	1.24	% (5)	1.24%	1.24%	1.24	% (5)
Ratio of net investment loss to average net assets (7)(8)	(0.65	%) (5)	(0.19%)	(0.30)%	(0.38	)% (5)
Portfolio Turnover Rate	762	% (6)	267%	296%	149	% (6)

(1)	The Pinnacle Sherman Breakaway Fund Class A, Class C and Class I shares commenced operations on December 3, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and / or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Breakaway Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2022		Year Ended	Year Ended	Period Ended
Class C	(Unaudited)		September 30, 2021	September 30, 2020	September 30, 2019 (1)
Net asset value, beginning of period	$13.80		$12.79	$11.08	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.03		(0.01)	(0.01)	(0.06)
Net realized and unrealized gain (loss) on investments	(2.02)		1.27	1.85	1.14
Total from investment operations	(1.99)		1.26	1.84	1.08
Less distributions from:
Net realized gains	(2.32)		(0.25)	(0.13)	—
Total distributions	(2.32)		(0.25)	(0.13)	—
Net Asset Value, at end of period	$9.49		$13.80	$12.79	$11.08
Total return (3)	(17.12	)% (6)	9.94%	16.70%	10.80	% (6)
Net assets, at end of period	$12		$14	$13	$11
Ratio of gross expenses to average net assets (4)(7)	4.35	% (5)	4.08%	4.89%	14.13	% (5)
Ratio of net expenses to average net assets (7)	1.99	% (5)	1.99%	1.99%	1.99	% (5)
Ratio of net investment loss to average net assets (7)(8)	(1.41	%) (5)	(0.94%)	(1.05)%	(1.13	)% (5)
Portfolio Turnover Rate	762	% (6)	267%	296%	149	% (6)

(1)	The Pinnacle Sherman Breakaway Fund Class A, Class C and Class I shares commenced operations on December 3, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and / or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Does not include the expenses of other investment companies in which the Fund invests.

(8)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See Accompanying Notes to Financial Statements.

Pinnacle Sherman Breakaway Strategy Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Six Months Ended
	March 31, 2022		Year Ended		Year Ended	Period Ended
Class I	(Unaudited)		September 30, 2021		September 30, 2020	September 30, 2019 (1)
Net asset value, beginning of period	$13.84		$12.80		$11.09	$10.00
Activity from investment operations:
Net investment income (loss) (2)	(0.02)		0.01		(0.01)	(0.01)
Net realized and unrealized gain (loss) on investments	(1.97)		1.28		1.85	1.10
Total from investment operations	(1.99)		1.29		1.84	1.09
Less distributions from:
Net investment income	—		(0.00	) (7)	—	—
Net realized gains	(2.32)		(0.25)		(0.13)	—
Total distributions	(2.32)		(0.25)		(0.13)	—
Net Asset Value, at end of period	$9.53		$13.84		$12.80	$11.09
Total return (3)	(17.07	)% (6)	10.19%		16.69%	10.90	% (6)
Net assets, at end of period (000s)	$5,235		$6,707		$6,054	$1,974
Ratio of gross expenses to average net assets (4)(8)	3.35	% (5)	3.08%		3.89%	13.13	% (5)
Ratio of net expenses to average net assets (8)	0.99	% (5)	0.99%		0.99%	0.99	% (5)
Ratio of net investment income (loss) to average net assets (8)(9)	(0.41	%) (5)	0.06%		(0.05)%	(0.13	)% (5)
Portfolio Turnover Rate	762	% (6)	267%		296%	149	% (6)

(1)	The Pinnacle Sherman Breakaway Fund Class A, Class C and Class I shares commenced operations on December 3, 2018.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the adviser not waived fees and / or reimbursed a portion of its expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser.

(5)	Annualized.

(6)	Not annualized.

(7)	Amount represents less than $0.01 per share.

(8)	Does not include the expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.

See Accompanying Notes to Financial Statements.

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

March 31, 2022

1. ORGANIZATION

During the six months ended March 31, 2022, the Pinnacle Sherman Multi-Strategy Core Fund and Pinnacle Sherman Breakaway Strategy Fund (formerly Pinnacle TrendRating Innovative Equity Fund (each a “Fund” and collectively the “Funds”) were series of shares of beneficial interest of Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011. Pinnacle Sherman Multi-Strategy Core Fund is a diversified series of the Trust and Pinnacle Sherman Breakaway Strategy Fund is a non-diversified series of the Trust. Each Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The investment objective of Pinnacle Sherman Multi-Strategy Core Fund is to seek high total return with reasonable risk. The investment objective of Pinnacle Sherman Breakaway Strategy Fund is to seek high total return. Pinnacle Sherman Multi-Strategy Core Fund commenced operations on October 1, 2015. Pinnacle Sherman Breakaway Strategy Fund commenced operations on December 3, 2018.

Each Fund currently offers Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value (“NAV”). Class A shares are offered at NAV plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the Funds and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

The Funds may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair valuation committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their NAVs. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Cash and Cash Equivalents – Cash and cash equivalents includes cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

less. The assets of the Funds may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank or other financial institution, rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Funds place deposits only with those counterparties which are believed to be creditworthy.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end investment companies are valued at their respective NAVs as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of trustees of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the NAV per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by a Fund will not change.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that a Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2022 for the Funds’ investments measured at fair value:

Pinnacle Sherman Multi-Strategy Core Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,076,034	$—	$—	$6,076,034
Exchange Traded Funds - Equity	30,725,375	—	—	30,725,375
Short-Term Investments	11,759,786	—	—	11,759,786
Total	$48,561,195	$—	$—	$48,561,195

Pinnacle Sherman Breakaway Strategy Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$3,173,702	$—	$—	$3,173,702
Exchange Traded Funds - Equity	3,009,804	—	—	3,009,804
Short-Term Investments	110,699	—	—	110,699
Total	$6,294,205	$—	$—	$6,294,205

The Funds did not hold any Level 3 securities during the period.

*	Refer to the Portfolio of Investments for classification by asset class.

Security Transactions and Related Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities using the effective interest method.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results from operations, or net asset value per share of a Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions and has

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the period ended September 30, 2019 to September 30, 2021 for Pinnacle Sherman Multi-Strategy Core Fund and September 30, 2019 to September 30, 2021 for Pinnacle Sherman Breakaway Strategy Fund or expected to be taken in all the Funds’ September 30, 2022 year-end tax returns. The Funds identify their major tax jurisdictions as U.S. federal, Ohio (Nebraska in years prior to 2019) and foreign jurisdictions where a Fund makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended March 31 2022, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. government securities, amounted to the following:

Fund	Purchases	Sales
Pinnacle Sherman Multi-Strategy Core Fund	$224,454,780	$249,659,629
Pinnacle Sherman Breakaway Strategy Fund	48,435,102	47,470,180

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

4. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 60 days. The redemption fee is paid directly to the Funds. For the six months ended March 31, 2022, the redemption fees paid to the Funds were as follows:

Pinnacle Sherman Multi-Strategy Core Fund

Redemption Fee
Class I	$770

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Pinnacle Family Advisors, LLC serves as the Funds’ investment adviser (the “Adviser”).

Pursuant to an Advisory Agreement with the Trust on behalf of the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of Pinnacle Sherman Multi-Strategy Core Fund, and 0.75% of the average daily net assets of Pinnacle Sherman Breakaway Strategy Fund paid monthly. For the six months ended March 31, 2022, Pinnacle Sherman Multi-Strategy Core Fund, and Pinnacle Sherman Breakaway Strategy Fund incurred $314,352 and $25,146 in advisory fees, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2023 for Pinnacle Sherman Multi-Strategy Core Fund and at least until January 31, 2023 for the Pinnacle Sherman Breakaway Strategy Fund, to waive a portion of its advisory fees and has agreed to reimburse the Funds for other expenses to the extent necessary so that the total expenses incurred by the Funds (excluding front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expenses on securities sold short, taxes, or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Funds’ business) do not exceed 1.49% per annum of Class A average daily net assets, 2.24% per annum for Class C average daily net assets, and 1.24% per annum for Class I average daily net assets for Pinnacle Sherman Multi-Strategy Core Fund; and 1.24% per annum of Class A average daily net assets, 1.99% per annum for Class C average daily net assets, and 0.99% per annum for Class I average daily net assets for Pinnacle Sherman Breakaway Strategy Fund (the “expense limitation”).

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and a Fund’s operating expenses attributable to Class A, Class C and Class I shares are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the applicable Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

Fund’s expenses to exceed the lesser of the expense limitation in place at the time of the waiver or at the time of the reimbursement. If the operating expenses attributable to the Class A, Class C and Class I shares subsequently exceed the expense limitation then in place or in place at time of waiver, the reimbursements shall be suspended. The Adviser may seek recoupment only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2022, the Adviser waived and/or reimbursed $65,948 and $79,079 for the Pinnacle Sherman Multi-Strategy Core Fund and Pinnacle Sherman Breakaway Strategy Fund, respectively, in advisory fees or expenses pursuant to the Waiver Agreement.

The following amounts are subject to recapture until the following dates:

	9/30/2022	9/30/2023	9/30/2024
Pinnacle Sherman Multi-Strategy Core Fund	$162,100	$136,108	$115,526
Pinnacle Sherman Breakaway Strategy Fund	116,003	127,954	139,506

Distributor – The Trust, on behalf of the Funds, has adopted the Trust’s Class A and Class C Master Distribution and Shareholder Servicing Plans (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of the average daily net assets attributable to Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (“the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. Pursuant to the Plans, the Funds incurred distribution fees during the six months ended March 31, 2022 as follows:

	Class A	Class C
Pinnacle Sherman Multi-Strategy Core Fund	$14,071	$67,855
Pinnacle Sherman Breakaway Strategy Fund	2	—

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the six months ended March 31, 2022, the Distributor received $11,956 from front-end sales charge of which $1,625 was retained by the principal underwriter or other affiliated broker-dealers for Pinnacle Multi-Strategy Core Fund Class A shares. The underwriter received no commissions for the Pinnacle Sherman Breakaway Strategy Fund.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

agency services to each Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6. CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. Persons controlling the Funds can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Funds’ fundamental policies or the terms of the advisory agreement with the Adviser. As of March 31, 2022, the following held in excess of 25% of the voting securities of the Funds listed, for the sole benefit of customers and may be deemed to control the relevant Fund:

		Percentage of Voting Securities as of
Fund	Shareholder	March 31, 2022
Pinnacle Sherman Multi -Strategy Core Fund	LPL Financial	33.0%
Pinnacle Sherman Breakaway Strategy Fund	National Financial Services LLC	52.2%

7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The identified cost of investments in securities owned by each Fund for federal income tax purposes, and their respective unrealized appreciation and depreciation at March 31, 2022, were as follows:

	Cost for	Gross	Gross	Tax Net Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	purposes	Appreciation	Depreciation	(Depreciation)
Pinnacle Sherman Multi-Strategy Core Fund	$47,795,854	$885,963	$(120,622)	$765,341
Pinnacle Sherman Breakaway Strategy Fund	6,327,339	30,912	(64,046)	(33,134)

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

The tax character of fund distributions paid for the year ended September 30, 2021 and September 30, 2020 was as follows:

	For the year ended September 30, 2021
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pinnacle Sherman Multi-Strategy Core Fund	$—	$—	$—	$—
Pinnacle Sherman Breakaway Strategy Fund	67,068	52,716	—	119,784

	For the year ended September 30, 2020
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Pinnacle Sherman Multi-Strategy Core Fund	$139,004	$—	$447	$139,451
Pinnacle Sherman Breakaway Strategy Fund	29,901	—	—	29,901

As of September 30, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Pinnacle Sherman Multi-Strategy Core Fund	$5,566,838	$3,176,362	$(1,390,669)	$—	$—	$696,516	$8,049,047
Pinnacle Sherman Breakaway Strategy Fund	791,760	20,429	—	—	—	395,943	$1,208,132

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gains, and unrealized appreciation from investments is primarily attributable to the tax deferral of losses on wash sales.

At September 30, 2021, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

Capital Loss
	Non-Expiring	Non-Expiring	Carryforward		CLCF
Fund	Short-Term	Long-Term	Limitation	Total	Utilized
Pinnacle Sherman Multi-Strategy Core Fund	$—	$—	$1,390,669	$1,390,669	$2,108,618
Pinnacle Sherman Breakaway Strategy Fund	—	—	—	—	—

As a result of the acquisition of another Fund, the Pinnacle Sherman Multi-Strategy Core Fund acquired $1,604,716 short-term capital loss carryover, which is available to offset future capital gains. The Fund is subject to an annual limitation of $141,535 under the tax rules.

PINNACLE FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

March 31, 2022

During the fiscal year ended September 30, 2021, the Pinnacle Sherman Multi-Strategy Core Fund utilized tax equalization which is the use of earnings and profits distributions to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. Permanent book and tax differences, primarily attributable to the tax treatment of adjustments for prior year tax returns, the use of tax equalization credits and the target fund’s capital loss carryforward acquired as a result of a merger, resulted in reclassifications for the year ended September 30, 2021 as follows:

	Paid	Accumulated
	In	Earnings/
Fund	Capital	(Losses)
Pinnacle Sherman Multi-Strategy Core Fund	$272,365	$(272,365)
Pinnacle Sherman Breakaway Strategy Fund	—	—

8. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

PINNACLE FUNDS

EXPENSE EXAMPLES (Unaudited)

March 31, 2022

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases of Class A shares; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2021 through March 31, 2022.

Actual Expenses

The “Actual” columns in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” columns in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
			Actual*		(5% return before expenses)
		Beginning
	Fund’s	Account	Ending	Expenses	Ending	Expenses
	Annualized	Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	10/1/21	3/31/22	Period	3/31/22	Period
Pinnacle Sherman Multi-Strategy Core Fund – Class A	1.49%	$1,000.00	$951.80	$7.25	$1,017.50	$7.49
Pinnacle Sherman Multi-Strategy Core Fund – Class C	2.24%	$1,000.00	$948.80	$10.88	$1,013.76	$11.25
Pinnacle Sherman Multi-Strategy Core Fund – Class I	1.24%	$1,000.00	$953.80	$6.04	$1,018.75	$6.24
Pinnacle Sherman Breakaway Strategy Fund – Class A	1.24%	$1,000.00	$828.50	$5.65	$1,018.75	$6.24
Pinnacle Sherman Breakaway Strategy Fund – Class C	1.99%	$1,000.00	$828.80	$9.07	$1,015.01	$10.00
Pinnacle Sherman Breakaway Strategy Fund – Class I	0.99%	$1,000.00	$829.30	$4.52	$1,020.00	$4.99

*	Expenses are equal to the average account value over the period, multiplied by a Fund’s annualized expense ratio, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365).

PINNACLE FUNDS

SUPPLEMENTAL INFORMATION (Unaudited)

March 31, 2022

SHAREHOLDER MEETING

The Board held a Special Meeting of the Shareholders of the Fund on October 4, 2021 for the purpose of approving a change in the Fund’s classification from a diversified investment company to a non-diversified investment company (the “Change of Classification”).

At the close of business August 9, 2021, the record date for the Special Meeting of Shareholders, there were 485,252 outstanding shares of beneficial interest of the Fund.

Accordingly, shares represented in person and by proxy at the Special Meeting equaled 99% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund

With respect to approval of the Change of Classification, the following votes were cast:

For Approval	Against Approval	Abstained
480,380	0	0

PRIVACY NOTICE

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	■ Social Security number ■ Assets ■ Retirement Assets ■ Transaction History ■ Checking Account Information	■ Purchase History ■ Account Balances ■ Account Transactions ■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call (402) 493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust III
What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Northern Lights Fund Trust III doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-888-985-9830 or by referring to the Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov. The information on Form NPORT is available without charge, upon request, by calling 1-888-985-9830.

INVESTMENT ADVISER

Pinnacle Family Advisors, LLC

620 W. Republic Road, Ste. 104

Springfield, MO 65807

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

PINNACLE-SA22

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/3/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Rich Malinowski

Rich Malinowski, Principal Executive Officer/President

Date 6/3/22

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 6/3/22